Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 27, 2012	Dec. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Restaurant impairment charges	$ 2,000	$ 1,100	$ 800		$ 1,100		$ 3,139	$ 1,937	$ 19,789
Restaurant closure Charges							4,655	4,515	13,409
Impairment of liquor licenses							2,641	0	0
Severance and other benefits				1,000	900	2,800	0	5,034	1,887
Gains on the sale of assets, net (see Note 3)							(3,306)	(2,100)	(4,878)
Other gains and charges, net							1,845	1,397	(1,722)
Other gains and charges							$ 8,974	$ 10,783	$ 28,485